LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 2.4%
Verizon Communications Inc.	367,530	$19,563,622

Media - 2.4%
Interpublic Group of Cos. Inc.	284,658	10,116,745
Omnicom Group Inc.	134,102	10,105,927

Total Media		20,222,672

TOTAL COMMUNICATION SERVICES		39,786,294

CONSUMER DISCRETIONARY - 2.6%
Hotels, Restaurants & Leisure - 2.6%
McDonald’s Corp.	83,176	21,580,013

CONSUMER STAPLES - 28.3%
Beverages - 5.4%
Coca-Cola Co.	360,672	22,004,599
PepsiCo Inc.	131,435	22,806,601

Total Beverages		44,811,200

Food & Staples Retailing - 2.6%
Kroger Co.	509,526	22,210,238

Food Products - 10.5%
Archer-Daniels-Midland Co.	180,217	13,516,275
Campbell Soup Co.	169,115	7,461,354
Conagra Brands Inc.	261,736	9,097,943
Flowers Foods Inc.	89,196	2,509,084
General Mills Inc.	307,788	21,138,880
Hormel Foods Corp.	158,418	7,520,102
JM Smucker Co.	82,720	11,628,778
Kellogg Co.	236,463	14,897,169

Total Food Products		87,769,585

Household Products - 7.3%
Clorox Co.	98,608	16,552,339
Colgate-Palmolive Co.	262,349	21,630,675
Procter & Gamble Co.	141,155	22,648,320

Total Household Products		60,831,334

Tobacco - 2.5%
Philip Morris International Inc.	205,078	21,092,272

TOTAL CONSUMER STAPLES		236,714,629

See Notes to Schedule of Investments.

Legg Mason Low Volatility High Dividend ETF 2022 Quarterly Report	1

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	SHARES	VALUE
FINANCIALS - 2.9%
Banks - 1.4%
First Hawaiian Inc.	52,054	$1,475,731
FNB Corp.	167,515	2,164,294
Park National Corp.	3,556	481,696
People’s United Financial Inc.	350,193	6,786,740
WesBanco Inc.	19,098	677,788

Total Banks		11,586,249

Capital Markets - 0.7%
Bank of New York Mellon Corp.	85,605	5,072,952
Cohen & Steers Inc.	9,631	804,478

Total Capital Markets		5,877,430

Insurance - 0.2%
Mercury General Corp.	16,950	926,487
Safety Insurance Group Inc.	5,237	431,162

Total Insurance		1,357,649

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Ellington Financial Inc.	42,251	750,800

Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp Inc.	336,062	3,918,483
Provident Financial Services Inc.	24,112	582,787

Total Thrifts & Mortgage Finance		4,501,270

TOTAL FINANCIALS		24,073,398

HEALTH CARE - 10.4%
Biotechnology - 1.8%
Gilead Sciences Inc.	225,018	15,454,236

Health Care Providers & Services - 3.0%
CVS Health Corp.	232,108	24,721,823

Pharmaceuticals - 5.6%
Johnson & Johnson	120,288	20,724,419
Pfizer Inc.	488,637	25,746,284

Total Pharmaceuticals		46,470,703

TOTAL HEALTH CARE		86,646,762

INDUSTRIALS - 13.9%
Aerospace & Defense - 4.8%
General Dynamics Corp.	89,903	19,068,426
Lockheed Martin Corp.	53,105	20,664,749

Total Aerospace & Defense		39,733,175

Electrical Equipment - 4.6%
Eaton Corp. PLC	120,715	19,124,877
Emerson Electric Co.	209,711	19,282,927

Total Electrical Equipment		38,407,804

Industrial Conglomerates - 2.1%
3M Co.	107,995	17,929,330

See Notes to Schedule of Investments.

2	Legg Mason Low Volatility High Dividend ETF 2022 Quarterly Report

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	SHARES	VALUE
Machinery - 0.7%
PACCAR Inc.	62,257	$5,789,278

Trading Companies & Distributors - 1.7%
Fastenal Co.	245,359	13,906,948

TOTAL INDUSTRIALS		115,766,535

INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 2.5%
Cisco Systems Inc.	371,957	20,706,846

IT Services - 2.0%
Paychex Inc.	142,701	16,804,470

Technology Hardware, Storage & Peripherals - 2.9%
Seagate Technology Holdings PLC	230,265	24,672,895

TOTAL INFORMATION TECHNOLOGY		62,184,211

MATERIALS - 0.8%
Containers & Packaging - 0.8%
Packaging Corp. of America	45,281	6,820,677

REAL ESTATE - 12.5%
Equity Real Estate Investment Trusts (REITs) - 12.5%
Agree Realty Corp.	48,452	3,167,792
Broadstone Net Lease Inc.	173,351	4,006,142
CubeSmart	73,680	3,738,523
Easterly Government Properties Inc.	53,359	1,118,938
Four Corners Property Trust Inc.	36,678	992,873
Gaming and Leisure Properties Inc.	89,290	4,034,122
GEO Group Inc.	524,085	3,527,092	*
Getty Realty Corp.	14,377	426,566
Highwoods Properties Inc.	64,456	2,779,343
Industrial Logistics Properties Trust	21,235	486,918
Kimco Realty Corp.	329,106	7,984,111
Lamar Advertising Co., Class A Shares	34,321	3,801,394
Life Storage Inc.	37,965	5,123,377
LTC Properties Inc.	20,532	740,589
LXP Industrial Trust	112,449	1,674,366
Medical Properties Trust Inc.	292,379	6,654,546
MGM Growth Properties LLC, Class A Shares	88,333	3,434,387
National Health Investors Inc.	24,118	1,394,744
National Retail Properties Inc.	74,849	3,321,799
Orion Office REIT Inc.	24,647	410,126	*
Physicians Realty Trust	141,033	2,575,263
Piedmont Office Realty Trust Inc., Class A Shares	55,595	987,367

See Notes to Schedule of Investments.

Legg Mason Low Volatility High Dividend ETF 2022 Quarterly Report	3

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY		SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Public Storage		51,740	$18,550,342
Realty Income Corp.		246,568	17,114,285
STAG Industrial Inc.		67,408	2,880,344
STORE Capital Corp.		107,423	3,406,383

TOTAL REAL ESTATE			104,331,732

UTILITIES - 15.9%
Electric Utilities - 10.3%
ALLETE Inc.		27,517	1,756,410
Alliant Energy Corp.		96,934	5,802,469
American Electric Power Co. Inc.		207,188	18,729,795
Avangrid Inc.		38,347	1,791,572
Entergy Corp.		105,370	11,777,205
Evergy Inc.		117,303	7,620,003
Eversource Energy		118,405	10,596,063
Hawaiian Electric Industries Inc.		45,316	1,925,930
Pinnacle West Capital Corp.		85,980	5,985,068
Southern Co.		288,026	20,014,927

Total Electric Utilities			85,999,442

Multi-Utilities - 5.6%
Black Hills Corp.		25,799	1,747,624
Consolidated Edison Inc.		186,552	16,127,421
DTE Energy Co.		79,861	9,617,660
NorthWestern Corp.		20,019	1,163,504
Public Service Enterprise Group Inc.		147,722	9,827,945
WEC Energy Group Inc.		86,188	8,363,685

Total Multi-Utilities			46,847,839

TOTAL UTILITIES			132,847,281

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $708,735,996)			830,751,532

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Treasury Portfolio, Institutional Class (Cost - $2,557,921)	0.010%	2,557,921	2,557,921

TOTAL INVESTMENTS - 99.8% (Cost - $711,293,917)			833,309,453
Other Assets in Excess of Liabilities - 0.2%			1,624,321

TOTAL NET ASSETS - 100.0%			$834,933,774

*	Non-income producing security.

See Notes to Schedule of Investments.

4	Legg Mason Low Volatility High Dividend ETF 2022 Quarterly Report

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2022

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

At January 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	13	3/22	$2,941,169	$2,927,763	$(13,406)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Legg Mason Low Volatility High Dividend ETF 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.

6

Notes to Schedule of Investments (unaudited) (continued)

Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next

7

Notes to Schedule of Investments (unaudited) (continued)

available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$830,751,532	—	—	$830,751,532
Short-Term Investments†	2,557,921	—	—	2,557,921

Total Investments	$833,309,453	—	—	$833,309,453

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$13,406	—	—	$13,406

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

8